Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Jan. 17, 2023	Sep. 30, 2022	Jun. 24, 2020	Jun. 17, 2020	Dec. 11, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.0001		$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000			50,000,000
Ordinary shares, shares issued	11,738,662	2,750,000	8,396,226	5,166,667	15,500,000	15,500,000
Ordinary shares, shares outstanding	11,738,662	2,750,000	8,396,226	5,166,667